Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information
Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash	162,529	92
Investment securities	26,032	—
Prepayments and other current assets	10,552	2,998
Total current assets	199,113	3,090

Non-current assets
Investments in subsidiaries	2,474,833	2,896,655
Other non-current assets	3,246	2,383
Total non-current assets	2,478,079	2,899,038

Total assets	2,677,192	2,902,128

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	44,267	24,235
Total current liabilities	44,267	24,235

Non-current liabilities
Long-term borrowings	1,151,560	1,185,249
Long-term liabilities	—	68,180
Total non-current liabilities	1,151,560	1,253,429

Total liabilities	1,195,827	1,277,664

Shareholders’ Equity

Class A ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 19,068,224 shares issued, 18,550,770 shares outstanding as of December 31, 2018 and 2019)	126	126
Class B ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 6,571,429 shares issued and outstanding as of December 31, 2018 and 2019; each Class B ordinary share is convertible into one Class A ordinary share)	41	41
Treasury shares (517,454 Class A ordinary shares as of December 31, 2018 and 2019, at cost)	(71,018)	(71,018)
Additional paid-in capital	2,839,342	2,848,145
Accumulated losses	(1,280,753)	(1,126,330)
Accumulated other comprehensive loss	(6,373)	(26,500)
Total shareholders' equity	1,481,365	1,624,464

Total liabilities and shareholders’ equity	2,677,192	2,902,128

Condensed statements of comprehensive loss

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating expenses	(14,423)	(6,566)	(8,010)

Loss from operations	(14,423)	(6,566)	(8,010)

Other income (expenses):
Interest income	313	—	18,154
Interest expenses	—	(38,737)	(111,033)
Change in fair value of financial instruments	—	1,891	23,226
Others	—	1,125	1,737
Share of income from subsidiaries	147,368	194,120	230,349
Income before income tax	133,258	151,833	154,423
Income tax expenses	—	—	—
Net income	133,258	151,833	154,423
Accretion to preferred share redemption value	(202,679)	—	—
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	(69,421)	151,833	154,423

Condensed statements of cash flows

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash used in operating activities	(15,827)	(16,081)	(44,418)
Net cash used in investing activities	(685,267)	(1,108,577)	(118,794)
Net cash provided by financing activities	821,484	1,163,304	—
Effect of exchange rate changes on cash	(3,923)	7,325	775
Net increase/(decrease) in cash	116,467	45,971	(162,437)
Cash at the beginning of the year	91	116,558	162,529
Cash at the end of the year	116,558	162,529	92